Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table show
s
the total compensation
for
ou
r
NEOs for the past three fiscal years as set for
th
in the Summary Compensation Table, the “compensation actually paid” to our CEOs (Raymond J. Quinlan through April 2
0
, 2020, identified below as “CEO 1”, and Mr. Witter for the remainder of 2020 to present, identified below as “CEO 2”), and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR consisting of the S&P Super Composite Consumer Finance
Sub-Industry
Index, our net income, and our Company-Selected Measure, relative TSR against a defined group of peers.

							Value of Initial Fixed $100 Investment Based on:

Fiscal Year (a)	SCT Total for CEO 1 (b) 1	CAP to CEO 1 (c) 2	SCT Total for CEO 2 (d) 3	CAP to CEO 2 (e) 2	Average SCT Total for other NEOs (f) 4	Average CAP to Other NEOs (g) 2	TSR (h) 5	Peer Group TSR (i) 5	Net Income ($ in mil- lions) (j)	Company- Selected Measure: Relative TSR (k) 6

2022	$0	$0	$7,809,136	$3,242,518	$2,144,103	$1,683,781	$195.73	$110.91	$469.0	43rd percentile

2021	$0	$0	$7,047,062	$19,612,482	$2,067,229	$2,891,752	$226.14	$137.67	$1,160.5	89th percentile

2020	$9,819,626	$13,432,081	$11,106,257	$18,521,966	$1,993,290	$2,430,458	$140.90	$100.83	$880.7	98th percentile

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Quinlan (our CEO until April 20, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 52 of our proxy statement filed with the SEC on April 22, 2021.

2
The dollar amounts reported in columns (c), (e), and (g) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follow in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs were forfeited during the preceding three years; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of Stock Awards Reported in SCT (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Total Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)

2022	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,809,136	$5,373,654	$4,496,776	($2,877,215)	($812,525)	$807,036	$3,242,518
	Other NEOs	$2,144,103	$900,083	$749,279	($284,324)	($25,193)	$439,762	$1,683,781

2021	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,047,062	$4,223,345	$5,721,809	$8,549,142	$2,517,814	$16,788,765	$19,612,482
	Other NEOs	$2,067,229	$791,863	$1,069,779	$514,876	$31,731	$1,616,386	$2,891,752

2020	CEO 1	$9,819,626	$3,487,623	$3,957,718	$2,199,774	$942,586	$7,100,078	$13,432,081
	CEO 2	$11,106,257	$8,824,635	$16,240,344	$0	$0	$16,240,344	$18,521,966
	Other NEOs	$1,993,290	$569,479	$649,801	$248,107	$108,739	$1,006,647	$2,430,458

(a)	The dollar amounts reported in the Summary Compensation Table for the applicabl e ye ar.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $8.91 on December 31, 2019, $12.39 on December 31, 2020, $19.67 on December 31, 2021, and $16.60 on December 31, 2022. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

3
The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Witter (our CEO from April 20, 2020 to present) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 52 of this proxy statement.

4
The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 52 of this proxy statement. For each of 2020, 2021 and 2022, the other NEOs were:

2022	Steven J McGarry, Kerri Palmer, Donna Vieira, Daniel Kennedy

2021	Steven J McGarry, Kerri Palmer, Donna Vieira, Daniel Kennedy

2020	Steven J McGarry, Paul Thome, Donna Vieira, Daniel Kennedy

5
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Super Composite Consumer Finance Sub Industry Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022.

6
Our Company-Selected Measure is Relative TSR consistent with the peer group used in the PSU metric under our annual Long Term Incentive Program. For illustrative purposes, calculations within this column are based on
1-year
measurements (as opposed to the
3-year
relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program consists of: (i) the S&P Super Composite Consumer Finance Sub Industry Index and (ii) the S&P 400 Regional Bank
Sub-Industry
Ind
e
x.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote [Text Block]
4
The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 52 of this proxy statement. For each of 2020, 2021 and 2022, the other NEOs were:

2022	Steven J McGarry, Kerri Palmer, Donna Vieira, Daniel Kennedy

2021	Steven J McGarry, Kerri Palmer, Donna Vieira, Daniel Kennedy

2020	Steven J McGarry, Paul Thome, Donna Vieira, Daniel Kennedy

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Super Composite Consumer Finance Sub Industry Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of Stock Awards Reported in SCT (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Total Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)

2022	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,809,136	$5,373,654	$4,496,776	($2,877,215)	($812,525)	$807,036	$3,242,518
	Other NEOs	$2,144,103	$900,083	$749,279	($284,324)	($25,193)	$439,762	$1,683,781

2021	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,047,062	$4,223,345	$5,721,809	$8,549,142	$2,517,814	$16,788,765	$19,612,482
	Other NEOs	$2,067,229	$791,863	$1,069,779	$514,876	$31,731	$1,616,386	$2,891,752

2020	CEO 1	$9,819,626	$3,487,623	$3,957,718	$2,199,774	$942,586	$7,100,078	$13,432,081
	CEO 2	$11,106,257	$8,824,635	$16,240,344	$0	$0	$16,240,344	$18,521,966
	Other NEOs	$1,993,290	$569,479	$649,801	$248,107	$108,739	$1,006,647	$2,430,458

(a)	The dollar amounts reported in the Summary Compensation Table for the applicabl e ye ar.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $8.91 on December 31, 2019, $12.39 on December 31, 2020, $19.67 on December 31, 2021, and $16.60 on December 31, 2022. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 2,144,103	$ 2,067,229	$ 1,993,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,683,781	2,891,752	2,430,458
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of Stock Awards Reported in SCT (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Total Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)

2022	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,809,136	$5,373,654	$4,496,776	($2,877,215)	($812,525)	$807,036	$3,242,518
	Other NEOs	$2,144,103	$900,083	$749,279	($284,324)	($25,193)	$439,762	$1,683,781

2021	CEO 1	$0	$0	$0	$0	$0	$0	$0
	CEO 2	$7,047,062	$4,223,345	$5,721,809	$8,549,142	$2,517,814	$16,788,765	$19,612,482
	Other NEOs	$2,067,229	$791,863	$1,069,779	$514,876	$31,731	$1,616,386	$2,891,752

2020	CEO 1	$9,819,626	$3,487,623	$3,957,718	$2,199,774	$942,586	$7,100,078	$13,432,081
	CEO 2	$11,106,257	$8,824,635	$16,240,344	$0	$0	$16,240,344	$18,521,966
	Other NEOs	$1,993,290	$569,479	$649,801	$248,107	$108,739	$1,006,647	$2,430,458

(a)	The dollar amounts reported in the Summary Compensation Table for the applicabl e ye ar.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $8.91 on December 31, 2019, $12.39 on December 31, 2020, $19.67 on December 31, 2021, and $16.60 on December 31, 2022. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
2022 Performance Measures
TheCompensation Committee uses a mix of performance measures throughout the AIP and LTIP in order to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2022 compensation decisions are listed in the table to the right. These performance measures are each described in more detail in the CD&A.

Most Important Performance Measures
Relative TSR
Pre-Tax, Pre-Provision, Pre-Operating Expense Income Per Share
Private Education Loan Originations
Operating Expenses
Net Charge-Offs

Total Shareholder Return Amount	$ 195.73	226.14	140.9
Peer Group Total Shareholder Return Amount	110.91	137.67	100.83
Net Income (Loss)	$ 469,000,000	$ 1,160,500,000	$ 880,700,000
Company Selected Measure Amount	0.43	0.89	0.98
PEO Name	Mr. Witter		Mr. Quinlan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax, Pre-Provision, Pre-Operating Expense Income Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Private Education Loan Originations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Expenses
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs
Raymond J. Quinlan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 9,819,626
PEO Actually Paid Compensation Amount	0	0	13,432,081
Mr. Witter [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	7,809,136	7,047,062	11,106,257
PEO Actually Paid Compensation Amount	3,242,518	19,612,482	18,521,966
PEO [Member] | Raymond J. Quinlan [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,487,623
PEO [Member] | Raymond J. Quinlan [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,957,718
PEO [Member] | Raymond J. Quinlan [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	2,199,774
PEO [Member] | Raymond J. Quinlan [Member] | Change in Fair Value of Awards from Prior Years that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	942,586
PEO [Member] | Raymond J. Quinlan [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	7,100,078
PEO [Member] | Mr. Witter [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,373,654	4,223,345	8,824,635
PEO [Member] | Mr. Witter [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,496,776	5,721,809	16,240,344
PEO [Member] | Mr. Witter [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,877,215)	8,549,142	0
PEO [Member] | Mr. Witter [Member] | Change in Fair Value of Awards from Prior Years that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(812,525)	2,517,814	0
PEO [Member] | Mr. Witter [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	807,036	16,788,765	16,240,344
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	900,083	791,863	569,479
Non-PEO NEO [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	749,279	1,069,779	649,801
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(284,324)	514,876	248,107
Non-PEO NEO [Member] | Change in Fair Value of Awards from Prior Years that Vested in 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,193)	31,731	108,739
Non-PEO NEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 439,762	$ 1,616,386	$ 1,006,647